Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 01, 2016	Nov. 29, 2016	Feb. 29, 2016	Feb. 28, 2017	May 31, 2016	May 31, 2017	Aug. 31, 2016	Aug. 31, 2017	Nov. 30, 2016	Nov. 30, 2017	Feb. 28, 2017	Feb. 28, 2018	May 31, 2017	May 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Nov. 30, 2017	Nov. 30, 2018	Feb. 28, 2018	Feb. 28, 2019	May 31, 2018	May 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Nov. 30, 2018	Nov. 30, 2019	Feb. 28, 2019	Feb. 29, 2020	May 31, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2021	May 31, 2020	May 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Nov. 30, 2020	Nov. 30, 2021	Feb. 28, 2021	Feb. 28, 2022	May 31, 2021	May 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2023	May 31, 2022	May 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Feb. 29, 2024	May 31, 2023	May 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2024	Feb. 29, 2024	Feb. 28, 2025	May 31, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2025	Feb. 28, 2025	Feb. 28, 2026	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000005562
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,997		$ 10,083		$ 9,831		$ 9,974		$ 10,097		$ 10,149		$ 10,021		$ 10,020		$ 10,037		$ 10,093		$ 10,096		$ 10,264		$ 10,381		$ 10,517		$ 10,521		$ 10,654		$ 10,658		$ 10,792		$ 10,849		$ 10,848		$ 10,902		$ 10,934		$ 10,889		$ 10,691		$ 10,494		$ 10,474		$ 10,458		$ 10,486		$ 10,556		$ 10,611		$ 10,748		$ 10,890		$ 10,817		$ 11,088		$ 11,141		$ 11,241		$ 11,241	$ 11,470	$ 11,555	$ 11,768
C000117196
Account Value [Line Items]
Accumulated Value			10,000		9,988		10,065		9,805		9,956		10,053		10,097		9,961		9,952		9,962		10,010		10,005		10,165		10,273		10,416		10,393		10,518		10,514		10,640		10,668		10,677		10,721		10,744		10,691		10,488		10,289		10,242		10,238		10,261		10,304		10,349		10,495		10,603		10,542		10,795		10,834		10,900		10,890	11,121	11,191	11,386
C000177206
Account Value [Line Items]
Accumulated Value	$ 499,116	$ 500,000		$ 507,333		$ 512,796		$ 515,550		$ 509,162		$ 509,260		$ 511,169		$ 513,253		$ 513,500		$ 522,224		$ 529,284		$ 536,307		$ 535,682		$ 543,572		$ 542,959		$ 550,886		$ 552,981		$ 553,049		$ 556,929		$ 558,739		$ 556,590		$ 546,651		$ 536,829		$ 534,997		$ 535,391		$ 537,000		$ 539,800		$ 542,778		$ 551,031		$ 557,446		$ 553,943		$ 568,034		$ 571,958		$ 576,233		$ 576,469		$ 589,499		$ 594,081		$ 605,251
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,133		10,369		10,040		10,142		10,293		10,420		10,363		10,193		10,254		10,310		10,224		10,516		10,911		11,359		11,327		11,744		11,938		12,094		12,152		11,907		11,890		12,084		12,012		11,592		10,912		10,693		10,469		10,465		10,678		10,565		10,593		10,813		10,818		11,336		11,321		11,441		11,408	11,691	11,967	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,133		10,369		10,040		10,142		10,293		10,420		10,363		10,193		10,254		10,310		10,224		10,516		10,911		11,359		11,327		11,744		11,938		12,094		12,152		11,907		11,890		12,084		12,012		11,592		10,912		10,693		10,469		10,465		10,678		10,565		10,593		10,813		10,818		11,336		11,321		11,441		11,408	11,691	11,967	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	498,674	500,000		503,720		511,246		517,530		514,702		506,265		509,331		512,100		507,795		522,312		541,930		564,193		562,592		583,332		592,956		600,715		603,570		591,403		590,555		600,209		596,608		575,765		541,999		531,089		520,006		519,790		530,385		524,752		526,141		537,084		537,310		563,042		562,314		568,279		566,641		580,700		594,373		603,857
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Accumulated Value			10,000		9,993		10,068		9,863		10,026		10,124		10,189		10,058		10,085		10,116		10,180		10,188		10,362		10,493		10,642		10,649		10,802		10,843		10,948		10,984		10,979		11,042		11,082		11,043		10,831		10,658		10,631		10,634		10,649		10,702		10,760		10,938		11,044		10,957		11,262		11,311		11,401		11,414	11,663	11,714	11,926
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,993		$ 10,068		$ 9,863		$ 10,026		$ 10,124		$ 10,189		$ 10,058		$ 10,085		$ 10,116		$ 10,180		$ 10,188		$ 10,362		$ 10,493		$ 10,642		$ 10,649		$ 10,802		$ 10,843		$ 10,948		$ 10,984		$ 10,979		$ 11,042		$ 11,082		$ 11,043		$ 10,831		$ 10,658		$ 10,631		$ 10,634		$ 10,649		$ 10,702		$ 10,760		$ 10,938		$ 11,044		$ 10,957		$ 11,262		$ 11,311		$ 11,401		$ 11,414	$ 11,663	$ 11,714	$ 11,926
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Accumulated Value	$ 499,009	$ 500,000		$ 507,255		$ 512,212		$ 515,485		$ 508,840		$ 510,237		$ 511,797		$ 515,008		$ 515,439		$ 524,228		$ 530,869		$ 538,392		$ 538,779		$ 546,481		$ 548,588		$ 553,897		$ 555,721		$ 555,446		$ 558,639		$ 560,669		$ 558,667		$ 547,950		$ 539,225		$ 537,869		$ 537,981		$ 538,744		$ 541,454		$ 544,377		$ 553,375		$ 558,755		$ 554,351		$ 569,758		$ 572,251		$ 576,827		$ 577,448		$ 590,056		$ 592,636		$ 603,379